History And Reorganization of The Group - Summary of Cash Flow Summary And Income Summary of Consolidated Affiliated Entities And Subsidiaries (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Details Of Cash Flow Summary And Income Summary Of Consolidated Affiliated Entities And Subsidiaries [Line Items]
Total income		¥ 1,370,042	¥ 1,267,815	¥ 820,843
Total expense		32,610,254	45,102,457	38,434,729
Net loss		1,034,486	8,775,039	16,709,060
Net cash generated from/(used in) operating activities		15,030,286	4,455,301	4,987,472
Proceeds from sale of investment assets		67,031,534	99,031,093	132,430,620
Payment for acquisition of investment assets		73,924,054	97,732,903	128,591,697
Net cash generated from investing activities		(5,937,432)	8,447,678	313,822
Proceeds from borrowings		14,618,467	9,046,338	7,262,435
Net cash used in financing activities		(20,554,946)	(9,918,803)	(2,448,028)
Effect of exchange rate changes on cash and cash equivalents		404,677	57,025	(142,607)
Net increase/(decrease) in cash		(11,057,415)	3,041,201	2,710,659
Add: Cash and cash equivalents at the beginning of the year		29,537,511	26,496,310	23,785,651
Cash and cash equivalents at the end of the year		18,480,096	29,537,511	26,496,310
Consolidated affiliated entities and subsidiaries [member]
Disclosure Details Of Cash Flow Summary And Income Summary Of Consolidated Affiliated Entities And Subsidiaries [Line Items]
Inter-company revenues		90,153	156,029	5,249
Total income		164,468	966,196	1,566,847
Inter-company expenses		(311,248)	(540,809)	(1,422,021)
Total expense		(287,373)	(1,359,876)	(2,213,789)
Net loss		(122,905)	(393,680)	(646,942)
Inter-company cash flow		592,730	(625,594)	1,369,172
Reclassification	[1]	(538,060)	1,487,448	327,497
Other operating activities		614,996	(916,309)	(653,230)
Net cash generated from/(used in) operating activities		669,666	(54,455)	1,043,439
Inter-company cash flow		311,736	564,266	(735,327)
Reclassification	[1]	538,060	(1,487,448)	(327,497)
Payment for advances to consolidated entities		(700,000)	0	(500,000)
Receipts of repayment of the advances from consolidated entities		0	158	1,064,669
Proceeds from sale of investment assets		2,539,903	9,229,963	20,633,784
Payment for acquisition of investment assets		(859,230)	(5,675,189)	(9,440,542)
Other investing activities		(181)	5,543,944	(4,826,844)
Net cash generated from investing activities		1,830,288	8,175,694	5,868,243
Repayment for advances to consolidated entities		(4,679,877)	(10,755,583)	(17,114,012)
Receipts of advances from consolidated entities		37,850	4,617,000	9,774,001
Proceeds from borrowings		0	0	572,000
Repayment of interest expenses and borrowings		0	(436,274)	(664,880)
Other financing activities		0	(1,000)	(474)
Net cash used in financing activities		(4,642,027)	(6,575,857)	(7,433,365)
Effect of exchange rate changes on cash and cash equivalents		9	21	(15)
Net increase/(decrease) in cash		(2,142,064)	1,545,403	(521,698)
Add: Cash and cash equivalents at the beginning of the year		2,449,763	904,360	1,426,058
Cash and cash equivalents at the end of the year		¥ 307,699	¥ 2,449,763	¥ 904,360

[1]	This represents the reclassification of certain cash flows that were considered as investing activities in the financial statements of consolidated entities and consolidated affiliated entities’ subsidiaries and as operating activities in the consolidated financial statements of the Group.